March 4, 1998

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Investment Trust III
           File Nos. 811-4630; 33-4559


         CERTIFICATE UNDER RULE 497(j)


Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that all of the forms of Prospectuses for the Registrant and the Statements of Additional Information for each of the following Series of the Registrant: John Hancock
Growth Fund, John Hancock World Fund, John Hancock Global Fund, John Hancock Short-Term Strategic Income Fund, John Hancock Special Opportunities Fund and John Hancock International Fund dated March 1, 1998 that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.



Sincerely,


/s/Marilyn Lutzer
Marilyn Lutzer